Shareholder Report, Holdings (Details)	Dec. 31, 2024
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Community Healthcare Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | CTO Realty Growth, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Healthcare Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | American Tower Corporate REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Urban Edge Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | DIVERSIFIED/OTHER [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.74%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | MORTGAGE [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | OFFICE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | RESIDENTIAL [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.21%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | MONEY MARKET FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Community Healthcare Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | CTO Realty Growth, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Healthcare Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | American Tower Corporate REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Howard Hughes Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Urban Edge Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | DIVERSIFIED/OTHER [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.74%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | MORTGAGE [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | OFFICE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | RESIDENTIAL [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.21%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | MONEY MARKET FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%